ACQUISITION AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2016
Tupper Main and Tupper West
ACQUISITIONS
Schedule of purchase price allocation
April 1,	2016
(millions of Canadian dollars)
Fair value of net assets acquired:
Property, plant and equipment	288
Intangible assets	251

539

Purchase price:
Cash	539

Midstream Business
ACQUISITIONS
Schedule of purchase price allocation

February 27,	2015
(millions of Canadian dollars)
Fair value of net assets acquired:
Property, plant and equipment	69
Intangible assets	40

109

Purchase price:
Cash	106
Contingent consideration1	3

1

The contingent future payment of up to US$17 million is dependent upon NGR’s ability to deliver specified volumes into MEP’s system over a five-year period. The fair value of the contingent future consideration at the acquisition date was $3 million (US$2 million). During the first quarter of 2016, and upon subsequent reassessments, MEP determined, based on current and forecasted volumes, that it is remote that MEP will be obligated to make any payments at the expiration of the five-year period. Consequently, the liability was reversed and a $4 million (US$3 million) gain was recognized as a reduction to “Operating and administrative” expense, which is reflected in the consolidated statements of income for the year ended December 31, 2016.

Magic Valley and Wildcat Wind Farms
ACQUISITIONS
Schedule of purchase price allocation

December 31,	2014
(millions of Canadian dollars)
Fair value of net assets acquired:
Property, plant and equipment	747
Intangible assets	12
Other long-term liabilities	(14)
Noncontrolling interests1	(351)

394

Purchase price:
Cash	394

1	The fair value of the noncontrolling interests was determined using a combination of the implied purchase price for the remaining 20% interest and discounted cash flow models.